VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 9.7%
28,197	(1)	Alphabet, Inc. - Class A	$2,697,043	1.8
25,652	(1)	Alphabet, Inc. - Class C	2,466,440	1.6
35,596		Comcast Corp. – Class A	1,044,031	0.7
32,883	(1)	Endeavor Group Holdings, Inc.	666,209	0.4
12,334	(1)	Match Group, Inc.	588,948	0.4
7,797	(1)	Meta Platforms, Inc.	1,057,897	0.7
18,743	(1)	Take-Two Interactive Software, Inc.	2,042,987	1.3
21,164	(1)	T-Mobile US, Inc.	2,839,574	1.9
14,060	(1)	Walt Disney Co.	1,326,280	0.9
			14,729,409	9.7

		Consumer Discretionary: 8.0%
59,500	(1)	Amazon.com, Inc.	6,723,500	4.4
3,788		Lowe's Cos, Inc.	711,424	0.5
4,084		McDonald's Corp.	942,342	0.6
34,523		Tapestry, Inc.	981,489	0.7
6,888	(1)	Tesla, Inc.	1,827,042	1.2
15,221		TJX Cos., Inc.	945,529	0.6
			12,131,326	8.0

		Consumer Staples: 7.2%
79,608	(1)	Coty, Inc - Class A	503,122	0.3
42,036		Mondelez International, Inc.	2,304,834	1.5
12,548	(1)	Monster Beverage Corp.	1,091,174	0.7
11,904		Procter & Gamble Co.	1,502,880	1.0
26,856		Sysco Corp.	1,898,988	1.3
28,174		Walmart, Inc.	3,654,168	2.4
			10,955,166	7.2

		Energy: 4.7%
34,287		Canadian Natural Resources Ltd.	1,596,746	1.1
23,811		Chevron Corp.	3,420,926	2.2
18,602		EOG Resources, Inc.	2,078,401	1.4
			7,096,073	4.7

		Financials: 11.6%
1,192		American Express Co.	160,813	0.1
4,588		Aon PLC	1,228,988	0.8
85,065		Bank of America Corp.	2,568,963	1.7
16,972	(1)	Berkshire Hathaway, Inc. – Class B	4,531,863	3.0
2,014		Blackrock, Inc.	1,108,264	0.7
13,121		JPMorgan Chase & Co.	1,371,145	0.9
2,742		MSCI, Inc. - Class A	1,156,548	0.8
37,704		State Street Corp.	2,292,780	1.5
79,728		Wells Fargo & Co.	3,206,660	2.1
			17,626,024	11.6

		Health Care: 16.1%
20,809		Abbott Laboratories	2,013,479	1.3
16,329		Baxter International, Inc.	879,480	0.6
14,998	(1)	BioMarin Pharmaceutical, Inc.	1,271,381	0.8
38,528	(1)	Boston Scientific Corp.	1,492,189	1.0
29,116		CVS Health Corp.	2,776,793	1.8
5,035		Elevance Health, Inc.	2,287,098	1.5
10,387		Eli Lilly & Co.	3,358,637	2.2
8,816	(1)	Horizon Therapeutics Plc	545,622	0.4
5,481	(1)	IQVIA Holdings, Inc.	992,828	0.6
33,183		Johnson & Johnson	5,420,775	3.6
2,153		Thermo Fisher Scientific, Inc.	1,091,980	0.7
8,504	(1)	Vertex Pharmaceuticals, Inc.	2,462,248	1.6
			24,592,510	16.1

		Industrials: 7.0%
22,067		General Electric Co.	1,366,168	0.9
8,129		Honeywell International, Inc.	1,357,299	0.9
34,805		Raytheon Technologies Corp.	2,849,137	1.8
33,425	(1)	Southwest Airlines Co.	1,030,827	0.7
84,613	(1)	Uber Technologies, Inc.	2,242,245	1.5
9,502		Union Pacific Corp.	1,851,180	1.2
			10,696,856	7.0

		Information Technology: 26.9%
8,924	(1)	Adobe, Inc.	2,455,885	1.6
9,971	(1)	Advanced Micro Devices, Inc.	631,762	0.4
71,908		Apple, Inc.	9,937,685	6.5
16,066		Fidelity National Information Services, Inc.	1,214,108	0.8
10,758		Global Payments, Inc.	1,162,402	0.8
5,275		International Business Machines Corp.	626,723	0.4
6,989		Intuit, Inc.	2,706,979	1.8
2,651		Lam Research Corp.	970,266	0.6
7,220		Marvell Technology, Inc.	309,810	0.2
7,852		Mastercard, Inc. - Class A	2,232,638	1.5
7,472		Microchip Technology, Inc.	456,016	0.3
42,731		Microsoft Corp.	9,952,050	6.5
9,120		Nvidia Corp.	1,107,077	0.7
9,957	(1)	Palo Alto Networks, Inc.	1,630,857	1.1
12,684	(1)	PayPal Holdings, Inc.	1,091,712	0.7
8,964	(1)	Salesforce, Inc.	1,289,382	0.9
12,439		TE Connectivity Ltd.	1,372,768	0.9
10,417		Visa, Inc. - Class A	1,850,580	1.2
			40,998,700	26.9

		Materials: 2.7%
23,588		Corteva, Inc.	1,348,054	0.9
7,802		Ecolab, Inc.	1,126,765	0.7
18,294		International Flavors & Fragrances, Inc.	1,661,644	1.1
			4,136,463	2.7

		Real Estate: 1.4%
9,930		American Tower Corp.	2,131,971	1.4

		Utilities: 2.7%
27,116		American Electric Power Co., Inc.	2,344,178	1.6

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
30,579		Public Service Enterprise Group, Inc.	$1,719,457	1.1
			4,063,635	2.7

		Total Common Stock
		(Cost $153,267,236)	149,158,133	98.0

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $153,267,236)	149,158,133	98.0

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
3,039,812	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
		(Cost $3,039,812)	3,039,812	2.0

		Total Short-Term Investments
		(Cost $3,039,812)	3,039,812	2.0

		Total Investments in Securities (Cost $156,307,048)	$152,197,945	100.0
		Assets in Excess of Other Liabilities	46,110	0.0
		Net Assets	$152,244,055	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of September 30, 2022.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$149,158,133	$–	$–	$149,158,133
Other	–	–	–	–
Short-Term Investments	3,039,812	–	–	3,039,812
Total Investments, at fair value	$152,197,945	$–	$–	$152,197,945

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $156,640,229.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$13,461,391
Gross Unrealized Depreciation	(17,903,675)
Net Unrealized Depreciation	$(4,442,284)